Common Stock and Additional Paid-in Capital - Non-Vested Shares (Table) (Details) - $ / shares	6 Months Ended
Jun. 30, 2015
Number of non-vested shares
Balance	612,798
Granted	173,200
Forfeited	(10,000)
Balance	775,998
Weighted average grant date fair value per non vested shares
Balance	$ 13.49
Granted	7.24
Forfeited	14.79
Balance	$ 12.08